Share capital (Tables)	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of stock options outstanding

Stock options outstanding as at March 31, 2026 are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
13-Apr-22	1	1	$138,600	13-Apr-27	1.04
Total	1	1	$138,600		1.04

Schedule of restricted share units issued as part of stock option plan

Restricted Share Units issued as part of the stock option plan which are outstanding as of March 31, 2026 are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	4	4	519,120
13-Apr-22	2	2	554,400

RSU, March 31, 2026	6	6	530,880

Schedule of options issued and outstanding

Agents’ options issued and outstanding as of March 31, 2026 are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
11-Jan-22	1	1	$1,275,120	11-Jan-27	0.78
31-Oct-23	24	24	$3,604	31-Oct-28	2.59
Total Agent options at March 31, 2026	25	25	$54,464		2.52